Changes in Equity and Earnings per Share - Summary of Changes in Issued Capital and Treasury Shares (Detail) - USD ($) shares in Millions	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2016
Disclosure of classes of share capital [line items]
Ordinary shares	2,019.0
At the end of the previous year	2,019.0
Changes during the period	0.0
At the end of the current year	2,019.0
At the end of the previous year	$ 1,736,000,000
Changes during the period	0
At the end of the current year	1,736,000,000
Changes during the period			$ 50,000,000
At the end of the current year	$ 62,527,163
At the end of the previous year	85.5
Changes during the period	(23.0)
At the end of the current year	62.5
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Ordinary shares	1,693.0
At the end of the current year	1,693.0
Treasury shares [member]
Disclosure of classes of share capital [line items]
Restricted shares	326.0
Treasury shares [member]
Disclosure of classes of share capital [line items]
At the end of the previous year	$ (8,980,000,000)
Changes during the period	2,431,000,000	[1]	$ 174,000,000
At the end of the current year	(6,549,000,000)
Result on the use of treasury shares [member]
Disclosure of classes of share capital [line items]
At the end of the previous year	(1,452,000,000)
Changes during the period	(931,000,000)
At the end of the current year	$ (2,383,000,000)

[1]	See Note 23 Changes in equity and earnings per share.